SCHEDULE OF OTHER INCOME (EXPENSES) (Details) (Parenthetical)									1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 03, 2024 USD ($)	Dec. 03, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Mar. 07, 2024 USD ($)	Mar. 07, 2024 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 30, 2023 USD ($)	Dec. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 CNY (¥)	Apr. 30, 2024 CNY (¥)	Dec. 30, 2023 CNY (¥)
Liquidated damages paid value	$ 414,658	¥ 2,980,724		¥ 22,700,000	$ 1,800,000	¥ 13,077,192	$ 836,537	¥ 5,769,760
Compensation damages paid value	414,235	2,980,724							$ 3,100,000	¥ 22,700,000									$ 1,000,000.0	¥ 7,500,000
Other fees	$ 22,574	¥ 162,436
Other income													$ 35,801	¥ 257,612
Other income													55,998		$ 375,699
Termination of contract			$ 3,100,000						3,100,000													¥ 22,700,000
Compensation damages paid value			$ 3,100,000						$ 3,100,000	¥ 22,700,000
Estimated liability											$ 3,370,000										¥ 24,200,000
SuzhouLitai Power System CP Limited [Member]
Long term debt																$ 351,142							¥ 2,493,080
Interest rate																8.00%							8.00%
Principal amount																$ 51,142							¥ 2,493,080
Accrued interest																23,561							¥ 167,284
Other income																$ 375,699	¥ 2,660,364
Other Expense [Member]
Compensation damages paid value													436,809	3,143,160
Compensation damages paid value											$ 115,115	¥ 835,151	$ 115,115	¥ 835,151